Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues from sales of products	$ 232,274	$ 175,823
Cost of sales (Note 11)	(43,405)	(144,548)
Gross profit (loss)	188,869	31,275
Research and development expenses (Note 12)	(417,000)	(615,623)
Selling and marketing expenses	(51,105)	(342,058)
General and administrative expenses (Note 13)	(1,070,109)	(1,004,899)
Operating loss	(1,349,345)	(1,931,305)
Financing expenses, net (Note 14)	(270,393)	(43,408)
Other expenses, net	(2,532)
Shares in losses of affiliated company		(15,690)
Gain on disposal of affiliated company	15,690
Net loss	(1,606,580)	(1,990,403)
Less: Net loss attributable to non-controlling interests	13,441	18,986
Net loss attributable to the Company	$ (1,593,139)	$ (1,971,417)
Loss per share (basic and diluted) (Note 16)	$ (1.05)	$ (1.38)